Restricted Net Assets	12 Months Ended
Dec. 31, 2014
Restricted Net Assets
Restricted Net Assets

21.Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and VIE’s subsidiary in China only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, VIEs and VIE subsidiary in China are required to make certain appropriation of net after-tax profits or increase in net assets to the statutory surplus fund (see Note 3(s)) prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, VIEs and VIE’s subsidiary in China are restricted in their ability to transfer their net assets to the Company in terms of cash dividends, loans or advances, which restricted portion amounted to approximately RMB120,528 and RMB113,771 as of December 31, 2013 and 2014, respectively. As of December 31, 2013 and 2014, the retained earnings balance of the Group’s PRC entities after appropriation to statutory reserves, as determined under PRC GAAP, was RMB219,876 and RMB262,568, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries or VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from the Company’s subsidiaries, VIEs and VIE’s subsidiary in China due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, VIEs and VIE’s subsidiary to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of its consolidated subsidiaries, VIEs and VIE’s subsidiary (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to the Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company for the year ended December 31, 2014. For the purposes of presenting parent only financial information, the Company records its investments in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and VIEs” and the profit of the VIEs is included in “Share of income of subsidiaries and VIEs” in the condensed statement of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these information should be read in conjunction with the notes to the consolidated financial statements of the Group.

As of December 31, 2013 and 2014, the Company had no significant capital and other commitments, long-term obligations, or guarantee.

The Company’s accounting policies are the same as the Group’s policies with the exception of the accounting for the investments in subsidiaries and VIE.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2013 AND 2014

(All amounts in thousands)

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	73,365	58,342	9,403
Short-term deposits	177,319	9,466	1,526
Prepaid expenses and other current assets	8,000	7,955	1,282
Total current assets	258,684	75,763	12,211
Non-current assets:
Investments in subsidiaries and VIEs	286,455	316,253	50,971
Total assets	545,139	392,016	63,182

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities, current portion	5,921	4,976	802
Total current liabilities	5,921	4,976	802
Total liabilities	5,921	4,976	802

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2013 and 2014; 49,030,944 shares issued and outstanding as of December 31, 2013; 49,930,944 shares issued and outstanding as of December 31, 2014)	349	354	57
Additional paid-in capital	506,458	358,768	57,823

Less: Treasury shares (4,145,729 and 5,310,240 shares as of December 31, 2013 and 2014, respectively)	(91,100)	(117,480)	(18,934)
Statutory reserves	9,974	10,103	1,628
Retained earnings	126,367	146,345	23,587
Accumulated other comprehensive loss	(12,830)	(11,050)	(1,781)
Total shareholders’ equity	539,218	387,040	62,380

Total liabilities and shareholders’ equity	545,139	392,016	63,182

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(All amounts in thousands)

	For the Year Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Operating expenses:
General and administrative expenses	(6,443)	(4,461)	(3,369)	(543)
Total operating expenses	(6,443)	(4,461)	(3,369)	(543)
Operating loss	(6,443)	(4,461)	(3,369)	(543)
Share of income of subsidiaries and VIEs	59,671	61,151	20,251	3,264
Interest income	6,595	4,329	4,147	668
Foreign currency exchange (loss)/income, net	(1,829)	2,239	(1,536)	(248)
Other income, net	943	398	614	99
Income before income tax	58,937	63,656	20,107	3,240
Income tax expenses	—	—	—	—
Net income	58,937	63,656	20,107	3,240

Net income	58,937	63,656	20,107	3,240
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	(775)	(9,083)	1,799	290
Share of other comprehensive income/(loss) of subsidiaries and VIEs, net of tax of RMB nil	3	65	(19)	(3)
Other comprehensive (loss)/income	(772)	(9,018)	1,780	287
Comprehensive income	58,165	54,638	21,887	3,527

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(In thousands)

	For the Year Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Cash flows provided by operating activities	26,046	519	491	79

Cash flows provided by/(used in) investing activities	146,504	(23,823)	167,853	27,053

Cash flows used in financing activities	(57,660)	(73,234)	(183,627)	(29,595)

Effect of exchange rate changes on cash and cash equivalents	(2,604)	(6,844)	260	42
Net increase/(decrease) in cash and cash equivalents	112,286	(103,382)	(15,023)	(2,421)
Cash and cash equivalents at beginning of year	64,461	176,747	73,365	11,824
Cash and cash equivalents at end of year	176,747	73,365	58,342	9,403